UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

James M. Flynn 4 Overlook Point Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $846,092,326 and 2.0% respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

(Schedule of Investments is filed herewith)

Schedule of Investments March 31, 2015 (Unaudited)	Hewitt Money Market Fund of Hewitt Series Trust (Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$846,092,326

Total Investments (Cost – $846,092,326) – 100.0%	846,092,326
Liabilities in Excess of Other Assets – (0.0)%	(336,091)

Net Assets – 100.0%	$845,756,235

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $846,092,326 and 2.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	1

Schedule of Investments March 31, 2015 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic – 4.4%
Bank of America N.A.:
0.26%, 5/26/15	$186,500	$186,500,000
0.24%, 6/12/15	100,000	100,000,000
0.23%, 7/07/15	200,000	200,000,000
State Street Bank & Trust (a):
0.30%, 10/01/15	149,000	149,000,000
0.31%, 10/23/15	215,250	215,250,000
Wells Fargo Bank NA (a):
0.26%, 7/09/15	134,000	134,000,000
0.26%, 7/23/15	50,000	50,003,349
0.29%, 9/08/15	150,000	150,000,000
0.28%, 11/30/15	132,924	132,924,000
0.29%, 12/08/15	102,750	102,750,000
0.31%, 2/12/16	100,000	100,000,000
0.31%, 2/18/16	150,000	150,000,000
0.32%, 4/01/16	177,500	177,500,000

		1,847,927,349

Yankee (b) – 26.6%
Bank of Montreal, Chicago:
0.26%, 6/03/15 (a)	105,000	105,000,544
0.19%, 6/16/15	250,000	250,000,000
0.26%, 7/06/15 (a)	100,000	100,001,473
0.25%, 7/21/15 (a)	150,000	150,000,000
0.98%, 8/07/15 (a)	75,000	75,000,000
0.27%, 10/09/15 (a)	100,000	100,000,000
0.27%, 10/13/15 (a)	100,000	100,000,000
0.28%, 10/13/15 (a)	75,000	75,000,000
0.29%, 12/10/15 (a)	200,000	200,000,000
Bank of Nova Scotia, Houston (a):
0.31%, 9/11/15	45,885	45,967,111
0.26%, 10/07/15	150,000	150,000,000
0.26%, 10/08/15	150,000	150,000,000
0.26%, 11/06/15	65,000	65,000,000
0.32%, 4/15/16	92,000	92,000,000
Bank of Tokyo Mitsubishi UFJ Ltd., New York, 0.26%, 7/02/15	250,000	250,000,000
BNP Paribas SA, New York:
0.26%, 5/05/15	150,000	150,000,000
0.34%, 7/07/15 (a)	100,000	100,036,106
Canadian Imperial Bank of Commerce, New York (a):
0.25%, 5/20/15	55,000	55,000,000
0.33%, 6/01/15	553,015	553,015,000
0.25%, 6/17/15	75,000	75,000,000
0.26%, 8/21/15	48,685	48,684,053
0.26%, 10/21/15	150,000	150,000,000
0.28%, 1/26/16	97,100	97,100,000
Credit Agricole Corporate & Investment Bank, New York, 0.29%, 5/04/15	300,000	300,000,000

Certificates of Deposit	Par (000)	Value
Credit Industriel et Commercial, New York:
0.30%, 4/16/15	$152,250	$152,250,000
0.30%, 5/15/15	225,000	225,000,000
0.32%, 6/08/15	123,500	123,500,000
0.39%, 9/03/15	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.25%, 4/02/15	100,000	100,000,000
0.26%, 4/06/15	100,000	100,000,000
0.25%, 5/12/15	25,000	25,000,000
0.32%, 8/06/15 (a)	250,000	250,000,000
Mizuho Bank Ltd., New York:
0.25%, 4/14/15	300,000	300,000,000
0.25%, 4/21/15	250,000	250,000,000
0.25%, 4/23/15	150,000	150,000,000
0.25%, 5/11/15	200,000	200,000,000
0.25%, 5/28/15	100,000	100,000,000
National Bank of Canada, New York (a):
0.36%, 6/09/15	244,900	244,900,000
0.28%, 9/18/15	218,500	218,500,000
0.31%, 12/24/15	265,000	265,000,000
Natixis, New York :
0.28%, 5/05/15	281,500	281,500,000
0.28%, 6/03/15	209,500	209,500,000
0.28%, 7/01/15	400,000	400,000,000
Norinchukin Bank, New York:
0.24%, 5/22/15	249,500	249,500,000
0.26%, 6/05/15	200,000	200,000,000
0.28%, 7/02/15	200,000	200,000,000
0.31%, 7/16/15 (a)	206,000	206,000,000
Rabobank Nederland, New York:
0.32%, 6/12/15	279,000	279,000,000
0.27%, 12/21/15	285,000	285,000,000
0.27%, 8/18/15	135,500	135,500,000
Royal Bank of Canada, New York (a):
0.26%, 10/14/15	127,900	127,900,000
0.26%, 11/10/15	65,000	65,000,000
0.28%, 3/16/16	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 4/02/15	200,000	200,000,000
0.31%, 8/25/15 (a)	175,000	175,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.27%, 5/07/15	200,000	200,000,000
0.27%, 6/08/15	250,000	250,000,000
0.32%, 7/08/15	200,000	200,000,000
Toronto-Dominion Bank, New York:
0.24%, 4/22/15	185,000	185,000,000
0.24%, 7/16/15	75,275	75,276,105
0.30%, 8/10/15	200,000	200,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	1

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Toronto-Dominion Bank, New York:
0.24%, 10/06/15 (a)	$50,000	$50,000,000
0.26%, 11/10/15 (a)	135,000	135,000,000
0.27%, 1/26/16 (a)	150,000	150,000,000
0.28%, 2/25/16 (a)	100,000	100,000,000
Westpac Banking Corp., New York, 0.27%, 10/28/15 (a)	150,000	150,000,000

		11,150,130,392

Total Certificates of Deposit – 31.0%		12,998,057,741

Commercial Paper
ABN Amro Funding USA LLC, 0.25%, 4/14/15 (c)	73,000	72,993,410
ANZ New Zealand International Ltd. (a):
0.30%, 9/08/15	142,500	142,500,000
0.28%, 10/01/15 (d)	150,000	150,000,000
0.28%, 11/05/15 (d)	200,000	200,000,000
Aspen Funding Corp., 0.25%, 4/01/15 (c)	74,000	74,000,000
Atlantic Asset Securitization LLC, 0.23%, 5/12/15 (c)	92,540	92,515,760
Australia & New Zealand Banking Group Ltd. (a):
0.27%, 4/28/15	100,000	100,000,000
0.26%, 5/08/15	75,000	75,000,000
0.27%, 5/12/15 (d)	75,000	75,000,000
0.27%, 11/13/15	100,000	100,000,000
Bank of Nova Scotia:
0.26%, 7/20/15 (c)	75,000	74,941,562
0.26%, 8/03/15 (c)	125,000	124,888,056
0.27%, 8/21/15 (c)	75,000	74,921,604
0.29%, 12/09/15 (a)(d)	185,000	185,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.20%, 5/06/15 (c)	75,000	74,985,417
Bedford Row Funding Corp.:
0.30%, 8/05/15 (c)(d)	100,000	99,895,000
0.29%, 10/01/15 (a)(d)	7,000	7,000,000
0.30%, 11/20/15 (a)	24,750	24,750,000
0.29%, 2/05/16 (a)	100,000	100,000,000
0.31%, 2/26/16 (a)	65,000	65,000,000
0.32%, 3/07/16 (a)(d)	50,000	50,000,000
BNP Paribas Finance, Inc. (c):
0.30%, 4/06/15	113,500	113,495,271
0.25%, 5/26/15	200,000	199,923,611
BPCE SA, 0.28%, 5/01/15 (c)	156,500	156,463,483
Cafco LLC, 0.29%, 6/25/15 (c)	85,000	84,941,799

Commercial Paper	Par (000)	Value
Chariot Funding LLC (c):
0.27%, 7/02/15 (d)	$73,850	$73,799,043
0.28%, 8/27/15	40,000	39,953,956
Charta LLC, 0.29%, 6/25/15 (c)	87,000	86,940,429
Collateralized Commercial Paper Co. LLC (c):
0.39%, 5/21/15	113,410	113,348,570
0.38%, 6/22/15	100,000	99,913,444
0.30%, 7/01/15	150,000	149,886,250
0.46%, 10/13/15	200,000	199,501,667
Commonwealth Bank of Australia (a):
0.26%, 5/18/15	143,000	143,002,605
0.26%, 6/15/15 (d)	210,000	210,000,000
0.24%, 7/20/15	110,000	109,998,585
0.26%, 7/23/15 (d)	100,000	99,998,430
0.26%, 10/23/15	155,000	155,000,000
0.28%, 10/29/15	72,000	71,996,221
0.27%, 2/26/16	150,000	150,000,000
CRC Funding LLC (c):
0.25%, 5/04/15	20,000	19,995,417
0.25%, 5/08/15	25,000	24,993,576
Credit Suisse, New York, 0.27%, 7/02/15 (c)	150,000	149,896,500
DNB Bank ASA (c):
0.23%, 4/07/15	175,000	174,993,292
0.23%, 4/28/15	100,000	99,982,750
Fortis Funding LLC, 0.03%, 4/01/15 (c)	250,000	250,000,000
Gemini Securitization Corp. LLC, 0.24%, 4/01/15 (c)	75,000	75,000,000
General Electric Capital Corp. (c):
0.24%, 6/11/15	101,500	101,451,957
0.24%, 6/12/15	175,000	174,916,000
0.25%, 7/27/15	150,000	149,878,125
Home Depot, Inc., 0.08%, 4/02/15 (c)	5,600	5,599,988
HSBC Bank PLC (a):
0.24%, 5/07/15	135,000	135,000,000
0.24%, 5/08/15	66,500	66,500,000
0.24%, 7/06/15	175,000	175,000,000
0.26%, 10/16/15	219,000	219,000,107
0.26%, 10/23/15 (d)	119,500	119,500,000
ING US Funding LLC (c):
0.23%, 4/07/15	250,000	249,990,417
0.24%, 5/06/15	200,000	199,953,333
0.24%, 5/11/15	149,500	149,460,133
0.24%, 5/12/15	150,000	149,959,000
0.25%, 6/03/15	200,000	199,912,500
0.27%, 6/09/15	200,000	199,896,500
0.30%, 7/06/15	75,000	74,940,000
Jupiter Securitization Co. LLC, 0.28%, 8/27/15 (c)	45,000	44,948,200

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	2

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Kells Funding LLC:
0.26%, 4/10/15 (a)(d)	$100,000	$100,000,000
0.22%, 4/16/15 (a)(d)	39,250	39,250,316
0.27%, 4/23/15 (a)(d)	165,000	165,000,000
0.19%, 6/26/15 (c)	50,000	49,977,306
0.28%, 10/09/15 (a)(d)	150,000	149,990,892
LMA Americas LLC (c):
0.25%, 5/14/15 (d)	50,000	49,985,069
0.25%, 5/22/15	93,100	93,067,027
Matchpoint Master Trust, 0.32%, 5/27/15 (c)	184,000	183,908,409
Mitsubishi UFJ Trust and Banking Corp., 0.27%, 5/26/15 (c)	100,000	99,958,750
National Australia Funding Delaware, Inc., (a)(d)
0.26%, 8/11/15	150,000	150,000,000
0.24%, 8/18/15	150,000	149,994,694
National Australia Bank Ltd. (a):
0.27%, 10/08/15	150,000	150,000,000
0.26%, 11/04/15 (d)	100,000	100,000,729
0.26%, 11/04/15	200,000	200,000,000
0.26%, 11/09/15 (d)	200,000	200,000,000
Nederlandse Waterschapsbank NV, 0.32%, 12/22/15 (a)	50,000	50,000,000
Nordea Bank AB (c):
0.22%, 4/02/15	75,000	74,999,531
0.22%, 4/16/15 (d)	75,000	74,992,969
0.22%, 4/27/15	50,000	49,992,236
0.24%, 7/06/15	150,000	149,902,000
Old Line Funding LLC (c):
0.22%, 4/17/15 (d)	99,000	98,990,320
0.25%, 6/22/15	52,000	51,970,389
0.27%, 6/24/15	50,000	49,968,500
0.27%, 6/25/15	110,000	109,929,875
0.27%, 7/06/15	72,951	72,898,475
Salisbury Receivables Co. LLC, 0.30%, 4/28/15 (c)(d)	100,000	99,977,500
Skandinaviska Enskilda Banken AB (c):
0.26%, 4/02/15 (d)	100,000	99,999,292
0.26%, 4/07/15	50,000	49,997,875
0.26%, 5/04/15	100,000	99,976,625
0.25%, 6/22/15	214,350	214,229,405
Sumitomo Mitsui Banking Corp. (c):
0.24%, 4/16/15	78,000	77,992,200
0.27%, 7/02/15	250,000	249,827,500
Sumitomo Mitsui Trust Bank Ltd., 0.26%, 4/06/15 (c)	100,000	99,996,389
Suncorp Group Ltd., 0.28%, 4/21/15 (c)	1,500	1,499,767

Commercial Paper	Par (000)	Value
Svenska Handelsbanken, Inc., New York (c):
0.22%, 4/01/15	$100,000	$100,000,000
0.26%, 7/02/15	150,000	149,900,333
Thunder Bay Funding LLC:
0.25%, 6/22/15 (c)	85,000	84,951,597
0.27%, 8/03/15 (c)	9,000	8,991,630
0.11%, 12/14/15 (a)	45,000	45,000,000
Toyota Credit Canada Inc. (c):
0.30%, 5/06/15	50,000	49,985,417
0.30%, 5/07/15	50,000	49,985,000
0.27%, 7/30/15	55,000	54,950,500
Toyota Motor Credit Corp. (c):
0.23%, 6/08/15	150,000	149,934,833
0.25%, 7/30/15	45,000	44,962,500
Westpac Banking Corp., New York (a):
0.26%, 4/09/15 (d)	160,000	160,000,000
0.27%, 4/23/15 (d)	300,000	300,000,000
0.26%, 7/30/15 (d)	150,000	150,000,000
0.27%, 3/18/16	112,000	112,000,000
0.28%, 3/18/16	25,000	25,000,000
Westpac Securities NZ Ltd., London, 0.29%, 8/13/15 (a)(d)	175,000	175,000,000

Total Commercial Paper – 30.4%		12,751,257,818

Corporate Notes
Nederlandse Waterschapsbank NV, 0.34%, 11/04/15 (a)(d)	50,000	50,028,389
Province of Nova Scotia Canada, 2.38%, 7/21/15	9,167	9,225,197
Svenska Handelsbanken AB, 0.33%, 9/15/15 (a)(d)	295,800	295,800,000
The Toronto-Dominion Bank, 2.20%, 7/29/15 (d)	41,000	41,244,303
Wells Fargo Bank NA, 0.54%, 7/20/15 (a)	49,000	49,039,848

Total Corporate Notes – 1.1%		445,337,737

Time Deposits
Bank of Tokyo-Mitsubishi Ltd., 0.04%, 4/01/15	800,000	800,000,000
BNP Paribas SA, 0.03%, 4/01/15	250,000	250,000,000
Credit Agricole Corporate & Investment Bank, 0.05%, 4/01/15	260,000	260,000,000
Natixis, SA, 0.05%, 4/01/15	350,000	350,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	3

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
Skandinaviska Enskilda Banken AB, 0.04%, 4/01/15	$700,000	$700,000,000
Svenska Handelsbanken AB, 0.03%, 4/01/15	178,000	178,000,000

Total Time Deposits – 6.0%		2,538,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae, 0.20%, 1/26/17 (a)	80,000	79,985,126
Federal Farm Credit Bank (a):
0.18%, 2/24/16	79,750	79,779,475
0.24%, 3/29/16	100,000	99,989,942
0.22%, 8/01/16	75,000	74,989,864
0.17%, 10/03/16	74,500	74,478,048
0.18%, 11/21/16	32,000	32,045,365
0.21%, 1/30/17	150,000	149,944,154
0.21%, 3/24/17	50,000	50,005,320
0.21%, 3/29/17	100,000	99,980,985
0.23%, 7/13/17	100,000	99,953,589
0.23%, 9/13/17	115,000	115,000,000
0.22%, 10/27/17	145,000	144,922,037
0.24%, 03/02/18	50,000	49,991,346
Federal Home Loan Bank (a):
0.16%, 6/05/15	100,000	100,000,000
0.17%, 9/08/15	100,000	99,993,347
0.18%, 9/17/15	100,000	99,992,805
0.18%, 5/20/16	90,000	89,984,321
0.18%, 5/27/16	35,000	34,993,861

Total U.S. Government Sponsored Agency Obligations – 3.8%		1,576,029,585

Repurchase Agreements
BNP Paribas Securities Corp., 0.13%, 4/01/15 (Purchased on 10/7/14 – 3/25/15 to be repurchased at $166,024,335, collateralized by various Corporate Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 6.20%, due 1/29/18 to 2/25/47, original par and fair values of $1,066,422,232 and $198,973,837, respectively)	166,000	166,000,000

Total Value of BNP Paribas Securities Corp (collateral value of $198,973,837)		166,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.08%, 4/01/15 (Purchased on 9/29/14 to be repurchased at $100,040,889, collateralized by various U.S. Treasury Obligations, 0.13% to 1.38%, due 4/15/17 to 2/15/44, original par and fair values of $91,846,100 and $102,000,059, respectively)	$100,000	$100,000,000
Citigroup Global Markets, Inc., 0.11%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $78,000,238, collateralized by various U.S. Treasury Obligations, 1.13% to 3.63%, due 3/31/16 to 2/15/44, original par and fair values of $76,541,891 and $79,560,013, respectively) (e)	78,000	78,000,000
Citigroup Global Markets, Inc., 0.13%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $75,000,271, collateralized by various U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 2.25%, due 3/31/21 to 9/15/44, original par and fair values of $73,959,243 and $76,516,051, respectively)	75,000	75,000,000

Total Value of Citigroup Global Markets, Inc. (collateral value of $258,076,123)		253,000,000

Credit Suisse Securities (USA) LLC, 0.38%, 4/01/15 (Purchased on 3/03/15 to be repurchased at $1,057,446,597, collateralized by various Corporate Debt Obligations, 0.00% to 6.00%, due 7/25/53 to 8/26/58, original par and fair values of $1,607,232,460 and $1,329,665,443, respectively)	1,057,123	1,057,123,000
Credit Suisse Securities (USA) LLC, 0.63%, 5/06/15 (Purchased on 3/31/15 to be repurchased at $400,252,000, collateralized by various Corporate Debt Obligations, 0.00% to 3.21%, due 7/27/36 to 5/31/45, original par and fair values of $584,547,728 and $500,001,309, respectively) (f)	400,000	400,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	4

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.38%, 4/07/15 (Purchased on 3/31/15 to be repurchased at $250,018,472, collateralized by various Corporate Debt Obligations, 0.00% to 8.34%, due 5/15/20 to 4/25/57, original par and fair values of $432,659,360 and $301,973,575, respectively)	$250,000	$250,000,000
Credit Suisse Securities (USA) LLC, 0.13%, 04/01/15 (Purchased on 2/23/15 to be repurchased at $108,104,430, collateralized by various Corporate Debt Obligations , 0.00% to 6.27%, due 8/01/39 to 5/31/45, original par and fair values of $126,995,000, and $126,806,779, respectively)	108,000	108,000,000

Total Value of Credit Suisse Securities (USA) LLC (collateral value of $2,258,447,106)		1,815,123,000

Deutsche Bank Securities, Inc., 0.15%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $78,000,325, collateralized by a U.S. Treasury Obligation, 1.38%, due 2/29/20, original par and fair value of $79,636,976 and $79,560,009, respectively) (e)	78,000	78,000,000

Total Value of Deutsche Bank Securities, Inc., (collateral value of $79,560,009)		78,000,000

Federal Reserve Bank of New York, 0.05%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $3,400,004,722, collateralized by a U.S. Treasury Obligation, 3.13%, due 2/15/42, original par and fair value of $3,041,099,300 and $3,400,004,799, respectively)	3,400,000	3,400,000,000
Federal Reserve Bank of New York, 0.10%, 4/06/15 (Purchased on 3/31/15 to be repurchased at $2,500,041,667, collateralized by various U.S. Teasury Obligations, 3.50% to 3.63, due 2/15/18 to 2/15/21, original par and fair values of $2,319,274,700 and $2,500,013,983, respectively)	2,500,000	2,500,000,000

Total Value of Federal Reserve Bank of New York (collateral value of $5,900,018,782)		5,900,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.16%, 4/01/15 (Purchased on 3/25/15 to be repurchased at $583,018,138, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 38.86%, due 8/15/19 to 10/15/49, orginal par and fair value of $11,698,997,403 and $627,199,966, respectively)	$583,000	$583,000,000
Goldman Sachs & Co., 0.16%, 4/02/15 (Purchased on 3/27/15 to be repurchased at $34,000,907, collateralized by various U.S. Government Sponsored Agency Obligations, 4.50% to 8.46%, due 10/15/35 to 9/15/44, orginal par and fair values of $50,578,057 and $36,380,000, respectively)	34,000	34,000,000

Total Value of Goldman Sachs & Co. (collateral value of $663,579,966)		617,000,000

HSBC Securites (USA) Inc., 0.15%, 4/01/15 (Purchased on 8/01/14 - 10/07/14 to be repurchased at $100,073,333, collateralized by various Corporate Debt Obligations, 3.75% to 9.13%, due 10/1/15 to 11/15/24, original par and fair values of $105,035,000 and $105,004,268, respectively)	100,000	100,000,000
HSBC Securities (USA) Inc., 0.23%, 4/01/15 (Purchased on 3/11/14 – 2/06/15 to be repurchased at $215,485,491, collateralized by various Corporate Debt Obligations, 0.22% to 10.18%, due 4/30/15 to 10/1/36, original par and fair values of $210,830,000 and $222,154,571, respectively)	215,000	215,000,000

Total Value of HSBC Securities (USA) Inc. (collateral value of $327,158,839)		315,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	5

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.38%, 4/01/15 (Purchased on 3/25/13 to be repurchased at $60,466,767, collateralized by various Corporate Debt Obligations, 4.91% to 5.34%, due 5/25/36, original par and fair values of $155,825,000 and $75,002,286, respectively)	$60,000	$60,000,000
J.P. Morgan Securities LLC, 0.46%, 5/06/15 (Purchased on 3/31/2015 to be repurchased at $150,069,000, collateralized by various Corporate Debt Obligations, 0.00% to 7.48%, due 5/25/19 to 3/18/51, original par and fair values of $1,871,644,666 and $160,505,144, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.65%, 7/01/15 (Purchased on 3/31/2015 to be repurchased at $150,249,167, collateralized by various Corporate Debt Obligations, 0.00% to 6.42%, due 1/15/24 to 4/22/46, orginal par and fair values of $272,437,729 and $187,500,817, respectively), respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.77%, 7/01/15 (Purchased on 3/31/2015 to be repurchased at $200,393,556, collateralized by various Corporate Debt Obligations, 0.00% to 7.50%, due 1/25/19 to 3/12/51, original par and fair values of $4,492,286,473 and $236,133,980, respectively) (f)	200,000	200,000,000
J.P. Morgan Securities LLC, 0.54%, 5/06/15 (Purchased on 03/31/2015 to be repurchased at $150,081,000, collateralized by various Corporate Debt Obligations, 0.00% to 7.20%, due 7/2/20 to 4/22/46, original par and fair values of $242,458,647 and $187,500,536, respectively) (f)	150,000	150,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.56%, 5/19/15 (Purchased on 02/18/2015 to be repurchased at $126,176,400, collateralized by various Corporate Debt Obligations, 0.00% to 7.38%, due 7/15/18 to 9/01/42, original par and fair values of $94,061,899 and $157,503,012, respectively)	$126,000	$126,000,000

Total Value of J.P. Morgan Securities LLC (collateral value of $1,004,145,775)		836,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 4/01/15 (Purchased on 3/25/15 to be repurchased at $262,008,151, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.93%, due 2/25/21 to 1/25/48, original par and fair values of $4,923,667,424 and $274,288,800, respectively)	262,000	262,000,000

Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc., (collateral value of $274,288,800)		262,000,000

Morgan Stanley & Co. LLC, 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $50,000,139, collateralized by various U.S. Treasury Obligations, 2.25% to 3.63%, due 3/31/16 to 2/15/21, original par and fair values of $50,007,900 and $51,000,051, respectively)	50,000	50,000,000

Total Value of Morgan Stanley & Co. LLC (collateral value of $51,000,051)		50,000,000

RBC Capital Markets LLC, 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $200,000,556, collateralized by various Corporate Debt Obligations, 0.00% to 10.20%, due 4/15/15 to 12/31/49, orginal par and fair values of $205,226,027 and $214,027,142, respectively)	200,000	200,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	6

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.11%, 4/01/15 (Purchased on 3/28/14 to be repurchased at $72,081,180, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.23%, due 4/15/15 to 9/15/39, original par and fair values of $72,814,450 and $73,440,665, respectively)	$72,000	$72,000,000
RBC Capital Markets LLC, 0.11%, 4/01/15 (Purchased on 6/12/14 to be repurchased at $51,045,659, collateralized by various Corporate Debt Obligations, 0.00% to 10.20%, due 4/6/16 to 3/1/45, orginal par and fair values of $50,263,716 and $53,550,000, respectively)	51,000	51,000,000

Total Value of RBC Capital Markets LLC (collateral value of $341,017,807)		323,000,000

Wells Fargo Securities, LLC, 0.23%, 4/01/15 (Purchased on 8/5/14 to be repurchased at $320,488,622, collateralized by various Corporate Debt Obligations, 0.00% to 9.75%, due 6/1/17 to 1/15/48, orginal par and fair values of $719,896,473 and $342,400,000, respectively)	320,000	320,000,000
Wells Fargo Securities, LLC, 0.48%, 4/15/15 (Purchased on 1/15/15 to be repurchased at $93,126,618, collateralized by various Corporate Debt Obligations, 0.00% to 10.75%, due 4/1/15 to 2/15/98, original par and fair values of $91,164,751 and $97,665,751, respectively)	93,015	93,015,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.41%, 5/05/15 (Purchased on 2/3/15 to be repurchased at $150,155,458, collateralized by various Corporate Debt Obligations, 0.00% to 5.00%, due 4/1/15 to 9/1/30, original par and fair values of $157,661,734 and $157,500,000, respectively)	$150,000	$150,000,000
Wells Fargo Securities, LLC, 0.42%, 5/06/15 (Purchased on 5/6/15 to be repurchased at $140,148,633, collateralized by various Corporate Debt Obligations, 0.00%, due 4/6/15 to 6/8/15, original par and fair values of $147,392,746 and $147,000,000, respectively)	140,000	140,000,000
Wells Fargo Securities, LLC, 0.67%, 6/15/15 (Purchased on 3/16/15 to be repurchased at $110,186,297, collateralized by various Corporate Debt Obligations, 0.00% to 4.48%, due 1/17/20 to 8/27/51, original par and fair values of $153,186,368 and $137,500,000, respectively)	110,000	110,000,000

Total Value of Wells Fargo Securities, LLC (collateral value of $882,065,751)		813,015,000

Total Repurchase Agreements – 27.3%		11,428,138,000

Total Investments (Cost – $41,736,820,881*) – 99.6%		41,736,820,881
Other Assets Less Liabilities – 0.4%		171,140,846

Net Assets – 100.0%		$41,907,961,727

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Traded in a joint account.
(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	7

Schedule of Investments (concluded)	Money Market Master Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report

As of March 31, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$41,736,820,881	—	$41,736,820,881

[1]	See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $162,738,566 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	8

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Lian Gregory
Lian Gregory
President

Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Lian Gregory
Lian Gregory
President

Date: May 26, 2015

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date: May 26, 2015